TRADE PAYABLES AND ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
TRADE PAYABLES AND ACCRUED LIABILITIES

NOTE 6 – TRADE PAYABLES AND ACCRUED LIABILITIES

	June 30, 2026	December 31, 2025
Trades payables	$18,808	$226,315
VAT, income and dividend taxes payable	20,884	8,450
Salaries payable	91,613	82,772
	$131,305	$317,537